    As filed with the Securities and Exchange Commission on December 24, 2003

                                                            File Nos. 33-28844
                                                                      811-5812

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 18
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26

                             CITIFUNDS PREMIUM TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

     Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
           Roger P. Joseph, Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on December 29, 2003 pursuant to paragraph (b) of Rule 485.

Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio have executed this Registration Statement.

                                   PROSPECTUS
                                   ----------

                    ----------------------------------------
                          CITI(SM) PREMIUM LIQUID RESERVES

                    CITI(SM) PREMIUM U.S. TREASURY RESERVES
                    ----------------------------------------


December 29, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [logo] CITIFUNDS(R)
                                     PREMIUM SERIES


   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

        TABLE OF CONTENTS

        FUNDS AT A GLANCE ...........................................        3
              Citi Premium Liquid Reserves...........................        4
              Citi Premium U.S. Treasury Reserves....................        8

        YOUR ACCOUNT ................................................       11
              How To Buy Shares .....................................       11
              How The Price Of Your Shares Is Calculated ............       11
              How To Sell Shares ....................................       11
              Exchanges .............................................       12
              Dividends .............................................       12
              Retirement Accounts ...................................       12
              Tax Matters ...........................................       12

        MANAGEMENT OF THE FUNDS .....................................       13
              Manager ...............................................       13
              Management Fees .......................................       14
              Distribution Arrangements .............................       14
              Recent Developments ...................................       14

        MORE ABOUT THE FUNDS ........................................       15
              Principal Investment Strategies .......................       15

        FINANCIAL HIGHLIGHTS ........................................       17

                        FUNDS AT A GLANCE

                        Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

                        Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that either Fund will achieve its investment goals.

CITI PREMIUM LIQUID RESERVES
This summary briefly describes Citi Premium Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 15.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

o   obligations of U.S. and non-U.S. banks;

o   commercial paper and asset-backed securities;

o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.


CONCENTRATION IN BANK OBLIGATIONS. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

    o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM LIQUID RESERVES
ANNUAL TOTAL RETURNS


                1993                           3.00%
                1994                           4.15%
                1995                           5.88%
                1996                           5.28%
                1997                           5.45%
                1998                           5.37%
                1999                           5.00%
                2000                           6.19%
                2001                           4.09%
                2002                           1.65%


As of September 30, 2003, the Fund had a year-to-date return of 0.67%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                        Quarter Ending
Highest               1.60%             December 31, 2000
Lowest                0.34%             December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                1 Year       5 Years      10 Years
Citi Premium Liquid Reserves     1.65%        4.45%        4.60%

iMoneyNet 1st Tier Taxable
 Money Market Funds Average      1.12%        4.03%        4.22%


FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES
--------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None

ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------

Management Fees                                                         0.35%
Distribution (12b-1) Fees (includes service fees)                       0.10%

Other Expenses                                                          0.05%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                        0.50%
--------------------------------------------------------------------------------
* Because of voluntary waivers and/or reimbursements, actual total
  operating expenses are expected to be:                                0.40%


These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI PREMIUM LIQUID RESERVES       1 YEAR       3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
                                     $51         $160        $280         $628
--------------------------------------------------------------------------------

CITI PREMIUM U.S. TREASURY RESERVES
This summary briefly describes Citi Premium U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 15.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
U.S. Treasury Reserves under normal circumstances invests all of its assets in:

    o   U.S. Treasury bills, notes and bonds;

    o   Treasury receipts; and

    o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium U.S. Treasury Reserves if:

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS


                1993                           2.77%
                1994                           3.70%
                1995                           5.35%
                1996                           4.85%
                1997                           4.90%
                1998                           4.76%
                1999                           4.31%
                2000                           5.65%
                2001                           3.66%
                2002                           1.31%


As of September 30, 2003, the Fund had a year-to-date return of 0.50%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                           Quarter Ending
Highest               1.49%             December 31, 2000
Lowest                0.28%             December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                1 Year       5 Years     10 Years
Citi Premium U.S. Treasury
Reserves                         1.31%        3.93%        4.12%

iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                         1.18%        3.83%        3.99%


FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

 CITI PREMIUM U.S. TREASURY RESERVES
-------------------------------------------------------------------------------
FEE TABLE
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        None
Maximum Deferred Sales Charge (Load)                                    None

ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------
Management Fees                                                         0.35%
Distribution (12b-1) Fees (includes service fees)                       0.10%

Other Expenses                                                          0.08%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*                                   0.53%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual total
    operating expenses are expected to be:                              0.45%

    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.

-------------------------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------------------------
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI PREMIUM U.S. TREASURY
-------------------------------------------------------------------------------
RESERVES           1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
                    $54             $170            $296            $665

-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, and U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (primarily money market funds). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

RETIREMENT ACCOUNTS
Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally have to pay federal income tax and any state or local taxes on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.


MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES

For the fiscal year ended August 31, 2003, the Funds' manager received the following fees, after waivers:

                                        FEE, AS A
                                        PERCENTAGE
                                     OF AVERAGE DAILY
                                        NET ASSETS,
FUND                                   AFTER WAIVERS
---                                  -----------------
Citi Premium Liquid Reserves               0.26%
Citi Premium U.S. Treasury Reserves        0.27%


DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

Each Fund has adopted a service plan under rule 12b-1 under the Investment Company Act of 1940. The service plan allows each Fund to pay its distributor, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.


RECENT DEVELOPMENTS
The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Funds' transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

CITI PREMIUM LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.


Citi Premium Liquid Reserves invests only in "first-tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.


CITI PREMIUM U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. Liquid Reserves and U.S. Treasury Reserves do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.


CITI PREMIUM LIQUID RESERVES

                                                                              YEAR ENDED AUGUST 31,
                                               ------------------------------------------------------------------------------------
                                                        2003              2002              2001            2000            1999
                                               ------------------------------------------------------------------------------------
 Net asset value, beginning of year                 $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
 Net investment income                               0.01076           0.02037           0.05258         0.05653         0.04836
 Less dividends from net investment income          (0.01076)         (0.02037)         (0.05258)       (0.05653)       (0.04836)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                       $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)          $1,531,966        $1,312,633        $1,303,206        $997,828        $795,324
 Ratio of expenses to average net assets+               0.40%             0.40%             0.40%           0.40%           0.40%
 Ratio of net investment income to average
  net assets+                                           1.07%             2.03%             5.17%           5.69%           4.84%
 Total return                                           1.09%             2.06%             5.39%           5.80%           4.94%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                    $0.00978          $0.01831          $0.04898        $0.05274        $0.04457
 RATIOS:
  Expenses to average net assets+                       0.50%             0.59%             0.80%           0.79%           0.79%
  Net investment income to average net
   assets+                                              0.97%             1.84%             4.77%           5.30%           4.45%

+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2001, 2002 and 2003 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1999 and August 31, 2000 has been audited by other independent auditors.

CITI PREMIUM U.S. TREASURY RESERVES

                                                                              YEAR ENDED AUGUST 31,
                                               ------------------------------------------------------------------------------------
                                                        2003              2002              2001            2000            1999
                                               ------------------------------------------------------------------------------------
 Net asset value, beginning of year                 $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
 Net investment income                               0.00848           0.01689           0.04778         0.05049         0.04195
 Less dividends from net investment income          (0.00848)         (0.01689)         (0.04778)       (0.05049)       (0.04195)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                       $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)            $372,823          $724,108          $420,757        $340,433        $237,520
 Ratio of expenses to average net assets+               0.45%             0.45%             0.45%           0.45%           0.45%
 Ratio of net investment income to average
  net assets+                                           0.91%             1.67%             4.76%           5.12%           4.21%
 Total return                                           0.85%             1.70%             4.88%           5.17%           4.28%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                    $0.00732          $0.01564          $0.04438        $0.04678        $0.03836
 RATIOS:
  Expenses to average net assets+                       0.53%             0.64%             0.84%           0.83%           0.81%
  Net investment income to average net
   assets+                                              0.83%             1.49%             4.37%           4.74%           3.85%

+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Funds' investments is available in that Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-5812

                                                                       FD02405

                                                                    Statement of
                                                          Additional Information
                                                               December 29, 2003


CITI(SM) PREMIUM LIQUID RESERVES
CITI(SM) PREMIUM U.S. TREASURY RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 29, 2003, for Citi(SM) Premium Liquid Reserves and Citi(SM) Premium U.S. Treasury Reserves (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 28 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-331-1792, toll-free.


    The Funds are each separate series of CitiFunds(SM) Premium Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----


 1. The Funds ............................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................   9
 4. Determination of Net Asset Value .....................................  11
 5. Management ...........................................................  13
 6. Dealer Commissions and Concessions ..................................   25
 7. Portfolio Transactions ...............................................  25
 8. Description of Shares, Voting Rights and Liabilities .................  26
 9. Certain Additional Tax Matters .......................................  28
10. Independent Auditors and Financial Statements ........................  28

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1. THE FUNDS

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 23, 1989. Prior to January 2, 1998, the Trust was called Landmark Premium Funds. Shares of the Trust are divided into two separate series, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated December 31, 2002, of the Funds by which shares of the Funds are offered.

    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


    The Funds utilize a master/feeder structure by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.


    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Either Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


    Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for the Portfolio and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.


    Shares of each Fund are continuously offered by Citigroup Global Markets, each Fund's distributor and may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers or broker-dealers that have entered into an agreement with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Affiliates of the manager currently serve as the Service Agents for the Funds.


             2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

    The investment objective of PREMIUM LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of PREMIUM U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objective of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

    All of the investable assets of Liquid Reserves and U.S. Treasury Reserves are invested in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively, each of which has the same investment objective and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.

    Either Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any of the Funds were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.


PREMIUM LIQUID RESERVES

    Premium Liquid Reserves invests all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Cash Reserves Portfolio invests, under normal circumstances in:


        (1) Bank obligations -- Cash Reserves Portfolio may invest from time to time up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non- U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since Cash Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non- U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.)

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.


PREMIUM U.S. TREASURY RESERVES

    Premium U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality, as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


STRUCTURED INSTRUMENTS

    Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

    Liquid Reserves and Cash Reserves Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determing the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES


    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

    The Funds and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

    A Fund or a Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or the Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves may invest at least 25% of its assets in bank obligations issued by domestic banks.

    If a percentage or rating restriction on investment or utilization of assets (taken at market value) set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                         3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of current yield, effective yield, tax equivalent current or effective yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide current yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves may provide tax equivalent yield quotations and tax equivalent effective yield quotations. A tax equivalent yield refers to a yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of tax equivalent yield allows investors to compare the yields of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. The tax equivalent current yield quotation and the tax equivalent effective yield quotation of the Fund are calculated as follows: If the entire current or effective yield quotation for such period is tax-exempt, the tax equivalent yield will be the applicable current or effective yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current or effective yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the applicable yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the applicable yield which is not tax-exempt. A Fund also may provide current yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Each Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    Each Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)\n/ = ERV

Where: P   = a hypothetical initial payment of $1,000
       T   = average annual total return
       n   = number of years
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included, Of course, any such fees will reduce the shareholder's net return on investment.

    U.S. Treasury Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    The following table sets forth the average annual total returns for Liquid Reserves and U.S. Treasury Reserves. The calculations below are based on expenses actually paid by the Funds for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time period, which may cause the results to be more favorable than they otherwise would have. Such waivers or reimbursements could be raised or lowered at any time.

                                                         REDEEMABLE VALUE OF A
                                                          HYPOTHETICAL $1,000
                                       AVERAGE ANNUAL      INVESTMENT AT THE
PERIOD                                  TOTAL RETURN       END OF THE PERIOD
------                                 --------------    ---------------------


LIQUID RESERVES
Ten years ended August 31, 2003            4.45%               $1,546.28
Five years ended August 31, 2003           3.84%               $1,207.20
One year ended August 31, 2003             1.09%               $1,010.90

U.S. TREASURY RESERVES
Ten years ended August 31, 2003            3.98%               $1,477.23
Five years ended August 31, 2003           3.36%               $1,179.72
One year ended August 31, 2003             0.85%               $1,008.49

    The current yield of Liquid Reserves for the seven-day period ended August 31, 2003 was 0.72%. The effective yield of Liquid Reserves for such period was 0.73%. The current yield of U.S. Treasury Reserves for the seven-day period ended August 31, 2003 was 0.51%. The effective yield of U.S. Treasury Reserves for such period was 0.51%, and the current tax equivalent yield of U.S. Treasury Reserves for such period was 0.88% (assuming a combined state and local tax rate of 41.82% for New York City residents).


                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves and 2:00 p.m., Eastern time, for U.S. Treasury Reserves, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund's net asset value is determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 31/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Funds' and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar- weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or; subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short- term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


SALE OF SHARES

    Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Service Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES


    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities".


                                  5. MANAGEMENT


    Each Fund and Portfolio is supervised by a Board of Trustees of which, over two-thirds of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trusts, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.


    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolios noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


                                                                                         NUMBER OF         OTHER BOARD
                                                                                       PORTFOLIOS IN       MEMBERSHIPS
                               POSITION(s)     LENGTH                                  FUND COMPLEX          HELD BY
                                HELD WITH      OF TIME     PRINCIPAL OCCUPATION(s)      OVERSEEN BY      TRUSTEE DURING
NAME, ADDRESS AND AGE             FUND         SERVED      DURING PAST FIVE YEARS         TRUSTEE        PAST FIVE YEARS
---------------------          ----------      -------     ----------------------      -------------     ---------------
NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    President and Chief               37      Board Member, American
c/o R. Jay Gerken                                           Operations Officer,                       Identity Corp. (doing
Citigroup Asset Management                                  Landmark City (real estate                business as Morpheus
399 Park Avenue                                             development) (since 2002);                Technologies) (biometric
New York, NY 10022                                          Executive Vice President                  information management)
Age 60                                                      and Chief Operations                      (since 2001; consultant
                                                            Officer, DigiGym Systems                  since 1999); Director,
                                                            (on-line personal training                Lapoint Industries
                                                            systems) (since 2001); former             (industrial filter
                                                            Chief Executive Officer,                  company) (since 2002);
                                                            Rocket City Enterprises                   Director, Alzheimer's
                                                            (internet service company)                Association (New England
                                                            (from 2000 to 2001); President,           Chapter) (since 1998).
                                                            Catalyst (consulting)
                                                            (since 1994).

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, American
c/o R. Jay Gerken                                           Corporation (engineering)                 Electric Power (electric
Citigroup Asset Management                                  (since 1999); former Chief                utility) (since 1999);
399 Park Avenue                                             Executive Officer, Radian                 Director, Valero Energy
New York, NY 10022                                          International L.L.C.                      (petroleum refining)
Age 66                                                      (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of                       National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994).
                                                            (research and development)
                                                            (since 2000).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director,
c/o R. Jay Gerken                                           Professor, Texas A&M                      Randall's Food Markets,
Citigroup Asset Management                                  University (since 2001);                  Inc. (from 1990 to
399 Park Avenue                                             former Dean and Professor                 1999); former Director,
New York, NY 10022                                          of Marketing, College and                 First American Bank and
Age 65                                                      Graduate School of                        First American Savings
                                                            Business of Texas A&M                     Bank (from 1994 to
                                                            University (from 1987 to                  1999).
                                                            2001).

Mark T. Finn                  Trustee         Since 1989    Adjunct Professor, William        37      Former President and
c/o R. Jay Gerken                                           & Mary College (since                     Director, Delta
Citigroup Asset Management                                  September 2002);                          Financial, Inc.
399 Park Avenue                                             Principal/Member, Belvan                  (investment advisory
New York, NY 10022                                          Partners/Balfour Vantage -                firm) (from 1983 to
Age 60                                                      Manager and General                       1999).
                                                            Partner to the
                                                            Vantage Hedge Fund,
                                                            LP (since March
                                                            2002); Chairman and
                                                            Owner, Vantage
                                                            Consulting Group,
                                                            Inc. (investment
                                                            advisory and
                                                            consulting firm)
                                                            (since 1988); former
                                                            Vice Chairman and
                                                            Chief Operating
                                                            Officer, Lindner
                                                            Asset Management
                                                            Company (mutual fund
                                                            company) (from March
                                                            1999 to 2001);
                                                            former General
                                                            Partner and
                                                            Shareholder,
                                                            Greenwich Ventures,
                                                            LLC (investment
                                                            partnership) (from
                                                            1996 to 2001);
                                                            former President,
                                                            Secretary, and
                                                            Owner, Phoenix
                                                            Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from
                                                            1997 to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Partner, Capital                  32      Director, United
c/o R. Jay Gerken                                           Investment Advisory                       Telesis, Inc.
Citigroup Asset Management                                  Partners (consulting)                     (telecommunications)
399 Park Avenue                                             (since January 2000);                     (since 1997); Director,
New York, NY 10022                                          former Managing Director,                 ebank.com, Inc. (since
Age 56                                                      Fountainhead Ventures, LLC                1997); Director,
                                                            (consulting) (from 1998 to                Andersen Calhoun, Inc.
                                                            2002); Secretary, Carint                  (assisted living) (since
                                                            N.A. (manufacturing)                      1987); former Director,
                                                            (since 1988); former                      Charter Bank, Inc. (from
                                                            Treasurer, Hank Aaron                     1987 to 1997); former
                                                            Enterprises (fast food                    Director, Yu Save, Inc.
                                                            franchise) (from 1985 to                  (internet company) (from
                                                            2001); Chairman, Gross,                   1998 to 2000); former
                                                            Collins & Cress, P.C.                     Director, Hotpalm, Inc.
                                                            (accounting firm) (since                  (wireless applications)
                                                            1980); Treasurer, Coventry                (from 1998 to 2000);
                                                            Limited, Inc. (since                      former Director, Ikon
                                                            1985).                                    Ventures, Inc. (from
                                                                                                      1997 to 1998).

Diana R. Harrington           Trustee         Since 2001    Professor, Babson College         37      Former Trustee, The
c/o R. Jay Gerken                                           (since 1993).                             Highland Family of Funds
Citigroup Asset Management                                                                            (investment company)
399 Park Avenue                                                                                       (from March 1997 to
New York, NY 10022                                                                                    March 1998).
Age 63

Susan B. Kerley               Trustee         Since 2001    Consultant, Strategic             37      Director, Eclipse Funds
c/o R. Jay Gerken                                           Management Advisors, LLC -                (currently supervises 17
Citigroup Asset Management                                  Global Research                           investment companies in
399 Park Avenue                                             Associates, Inc.                          fund complex) (since
New York, NY 10022                                          (investment consulting)                   1990).
Age 52                                                      (since 1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, Digital Net
c/o R. Jay Gerken                                           University (since 1996).                  Holdings, Inc. (since
Citigroup Asset Management                                                                            October 2003), Director,
399 Park Avenue                                                                                       Comshare, Inc.
New York, NY 10022                                                                                    (information technology)
Age 61                                                                                                (since 1985); former
                                                                                                      Director, Indus (information
                                                                                                      technology) (from 1995 to
                                                                                                      1999).

C. Oscar Morong, Jr.          Trustee         Since 2001    Managing Director, Morong         37      Former Director, Indo-
c/o R. Jay Gerken                                           Capital Management (since                 nesia Fund (closed-end
Citigroup Asset Management                                  1993).                                    fund) (from 1990 to
399 Park Avenue                                                                                       1999); Trustee, Morgan
New York, NY 10022                                                                                    Stanley Institutional
Age 68                                                                                                Fund (currently supervises
                                                                                                      75 investment companies)
                                                                                                      (since 1993).

R. Richardson Pettit          Trustee         Since 2001    Professor of Finance,             32      None
c/o R. Jay Gerken                                           University of Houston
Citigroup Asset Management                                  (from 1977 to 2002);
399 Park Avenue                                             Independent Consultant
New York, NY 10022                                          (since 1984).
Age 61

Walter E. Robb, III           Trustee         Since 2001    President, Benchmark              37      Director, John Boyle &
c/o R. Jay Gerken                                           Consulting Group, Inc.                    Co., Inc. (textiles)
Citigroup Asset                                             (service company) (since                  (since 1999); Director,
Management                                                  1991); Sole Proprietor,                   Harbor Sweets, Inc.
399 Park Avenue                                             Robb Associates (financial                (candy) (since 1990);
New York, NY 10022                                          consulting) (since 1978);                 Director, W.A. Wilde Co.
Age 77                                                      Co-owner, Kedron Design                   (direct media marketing)
                                                            (gifts) (since 1978);                     (since 1982); Director,
                                                            former President and                      Alpha Grainger
                                                            Treasurer, Benchmark                      Manufacturing, Inc.
                                                            Advisors, Inc. (corporate                 (electronics) (since
                                                            financial consulting)                     1983); former Trustee,
                                                            (from 1989 to 2000).                      MFS Family of Funds
                                                                                                      (investment company) (from
                                                                                                      1985 to 2001); Harvard Club
                                                                                                      of Boston (Audit Committee)
                                                                                                      (since 2001).

INTERESTED TRUSTEE:
R. Jay Gerken*                Chairman,       Since 2002    Managing Director of        Chairman                N/A
Citigroup Asset Management    President and                 Citigroup Global Markets    of the Board,
399 Park Avenue               Chief                         Inc. ("CGM"); Chairman,     Trustee or
New York, NY 10022            Executive                     President and Chief         Director of
Age 52                        Officer                       Executive Officer of SBFM,  220 funds in the
                                                            Travelers Investment        Citigroup Fund
                                                            Adviser, Inc. ("TIA") and   Complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive
                                                            Officer of certain mutual
                                                            funds associated with
                                                            Citigroup Inc.; formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996-2001) and
                                                            Smith Barney Growth
                                                            and Income Fund (from
                                                            1996-2001).

OFFICERS:
Andrew Shoup*                 Chief           Since 2003    Director of Citigroup Asset      N/A                N/A
125 Broad Street              Administra-                   Management; Chief
New York, NY 10004            tive Officer                  Administrative Officer of
                                                            Age 47 mutual funds associated
                                                            with Citigroup Inc.; Head of
                                                            International Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 2001 to
                                                            2003); Director of Global Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 2000 to
                                                            2001); Head of U.S. Citibank
                                                            Funds Administration of
                                                            Citigroup Asset Management (from
                                                            1998 to 2000).

Frances Guggino*              Controller      Since 2002    Vice President, Citigroup        N/A                N/A
125 Broad Street                                            Asset Management (since 1991);
New York, NY 10004                                          Controller of certain funds
Age 46                                                      associated with Citigroup Inc.
                                                            (since 1991).

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for Citigroup
Stamford, CT 06902                                          Asset Management and
Age 48                                                      its predecessor (since 1994);
                                                            Secretary of Citi Fund
                                                            Management Inc.; Secretary of
                                                            certain funds associated with
                                                            Citigroup Inc.; Chief Legal
                                                            Officer of mutual funds
                                                            associated with Citigroup Inc.

Andrew Beagley*               Chief Anti-     Since 2002    Chief Anti-Money Laundering      N/A                N/A
Citigroup Asset Management    Money                         Compliance Officer of mutual
300 First Stamford Place      Laundering                    funds associated with Citigroup
Stamford, CT 06902            Compliance                    Inc.; Director, Citigroup Global
Age 41                        Officer                       Markets (since 2000); Director
                                                            of Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the Middle
                                                            East and Africa, Citigroup
                                                            Asset Management (from 1999 to
                                                            2000); Compliance Officer,
                                                            Salomon Brothers Asset
                                                            Management Limited, Smith
                                                            Barney Global Capital
                                                            Management Inc., Salomon
                                                            Brothers Asset Management Asia
                                                            Pacific Limited (from 1997 to
                                                            1999).

Marianne Motley*              Assistant       Since 2000    Director, Mutual Fund            N/A                N/A
Citigroup Asset Management    Treasurer                     Administration for
300 First Stamford Place                                    Citigroup Global Markets
Stamford, CT 06902                                          (since 1994).
Age 44

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel, Citigroup
300 First Stamford Place                                    Asset Management (since
Stamford, CT 06902                                          1992).
Age 41

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel,
300 First Stamford Place                                    Citigroup Asset
Stamford, CT 06902                                          Management (since
Age 34                                                      1998);

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel,       N/A                N/A
Citigroup Asset Management    Secretary                     Citigroup Asset Management
300 First Stamford Place                                    (since 2000);
Stamford, CT 06902                                          Associate, Stroock &
Age 34                                                      Stroock & Lavan LLP
                                                            (from 1997 to 2000).

Joseph Volpe*                 Assistant       Since 2002    Vice President of                N/A                N/A
Citigroup Asset Management    Controller                    Citigroup Asset Management
300 First Stamford Place                                    (since 1992).
Stamford, CT 06902
Age 41

Joseph Genco*                 Assistant       Since 2002    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of Citigroup Asset
300 First Stamford Place                                    Management (since 1997).
Stamford, CT 06902
Age 35

    The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent auditors and all permissible non-audit services provided by the Funds' independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met five times.

    The Board of Trustees also has a standing Governance Committee. All Trustees who are not "interested persons" of the Funds are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee met four times during the fiscal year ended August 31, 2003. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2002.

                                  DOLLAR RANGE OF EQUITY SECURITIES

                                                                                             AGGREGATE DOLLAR
                                                                                             RANGE OF EQUITY
                                                                                            SECURITIES IN ALL
                                                                                          REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                                                   CITI PREMIUM           BY THE DIRECTOR IN THE
                                          CITI PREMIUM            U.S. TREASURY            FAMILY OF INVESTMENT
NAME OF DIRECTOR                        LIQUID RESERVES              RESERVES                   COMPANIES
----------------                        ---------------           -------------           ----------------------

DISINTERESTED TRUSTEES:
Elliott J. Berv                               None                     None                  $10,001-$50,000
Donald M. Carlton                             None                     None                  $10,001-$50,000
A. Benton Cocanougher                         None                     None                  $10,001-$50,000
Mark T. Finn                                  None                     None                     $1-$10,000
Stephen Randolph Gross                        None                     None                        None
Diana Harrington                              None               $10,000-$50,000             $10,001-$50,000
Susan B. Kerley                               None                     None                     $1-$10,000
Alan G. Merten                                None                     None                     $1-$10,000
C. Oscar Morong, Jr.                       $1-$10,000                  None                     $1-$10,000
R. Richardson Pettit                          None                     None                  $10,001-$50,000
Walter E. Robb, III                           None                     None                  $50,001-$100,000

INTERESTED TRUSTEE:
R. Jay Gerken                                 None                     None                   over $100,000
------------

    Neither the disinterested trustees nor their family members had any interest in the Manager, Citigroup Global Markets, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or Citigroup Global Markets as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2003 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. Each Fund currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Funds will reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.


                                                  TRUSTEES COMPENSATION TABLE


                                                                            PENSION OR
                                            AGGREGATE        AGGREGATE      RETIREMENT          TOTAL            NUMBER OF
                                          COMPENSATION     COMPENSATION       BENEFITS       COMPENSATION        FUNDS IN
                                              FROM         FROM PREMIUM     PAID AS PART     FROM THE          COMPLEX UPON
                                         PREMIUM LIQUID    U.S. TREASURY  OF FUND EXPENSES      TRUST            WHICH THE
    TRUSTEE                                RESERVES(1)      RESERVES(1)          (1)        AND COMPLEX(3)   TRUSTEES SERVED(3)(4)
    -------                              --------------    -------------  ----------------  --------------   ---------------------
DISINTERESTED TRUSTEES
Elliott J. Berv.........................     $1,156            $366             None            $70,000                35
Donald M. Carlton.......................     $1,156            $365             None            $70,000                30
A. Benton Cocanougher...................     $1,253            $392             None            $70,100                30
Mark T. Finn............................     $1,200            $376             None            $72,500                35
Stephen Randolph Gross..................     $1,153            $361             None            $72,500                30
Diana R. Harrington.....................     $1,153            $363             None            $72,500                35
Susan B. Kerley.........................     $1,156            $366             None            $72,500                35
Alan G. Merten..........................     $1,129            $366             None            $70,000                30
C. Oscar Morong, Jr.(2).................     $1,156            $366             None            $90,500                35
R. Richardson Pettit....................     $1,203            $377             None            $72,500                30
Walter E. Robb, III(2)..................     $1,156            $366             None            $72,500                35
INTERESTED TRUSTEE
R. Jay Gerken                                $    0            $  0             None            $     0               222
------------
(1)  Information is for the fiscal year ended August 31, 2003.
(2)  Messrs. Morong and Robb announced their intention to retire as Trustees of the Funds as of December 31, 2003.
(3)  Information is for the calendar year ending December 31, 2002.
(4)  2 of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2002.


    The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.


          AVERAGE                                           YEARS OF SERVICE
      COMPENSATION IN        ----------------------------------------------------------------------------------
         LAST YEAR                                                                                  10 YEARS
        OF SERVICE             5 YEARS       6 YEARS       7 YEARS       8 YEARS       9 YEARS       OR MORE
      ---------------        ------------  ------------  ------------  ------------  ------------  ------------
          $50,000              $125,000      $150,000      $175,000      $200,000      $225,000      $250,000
          $60,000              $150,000      $180,000      $210,000      $240,000      $270,000      $300,000
          $70,000              $175,000      $210,000      $245,000      $280,000      $315,000      $350,000
          $80,000              $200,000      $240,000      $280,000      $320,000      $360,000      $400,000
          $90,000              $225,000      $270,000      $315,000      $360,000      $405,000      $450,000
         $100,000              $250,000      $300,000      $350,000      $400,000      $450,000      $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2003, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments; and Mr. William Woods an aggregate of $60,000 in 4 quarterly installment payments.

    As of December 1, 2003, the Trustees and officers as a group owned less than 1% of the Fund.

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Liquid Reserves. Citibank NA, Attn John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (12.54%); Citicorp Service Inc, Attn Glenda Finkelstein, 3800 Citibank Center B2-14, Tampa, FL 33610 (11.46%); Citibank Global Cash Management, Attn Robin Hampton, Investment Operations - Ops 2/2, 1 Penns Way, New Castle, DE 19720 (18.23%); Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001 (27.61%); Citibank F/B/O CNAI, Attn Camille Tomao, 111 Wall Street, 14th Floor, New York, NY 10005 (8.03%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of US Treasury Reserves. Citigroup Global Markets Inc, 333 West 34th Street, 3rd Floor, New York, NY 10001 (8.27%); Citibank NA, Attn John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (45.32%); American National Power Inc, c/o Andrew Golden, 62 Forest St, Suite 102, Marlborough, MA 01752 (10.50%).


    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management acts as the investment manager ("Manager") to each Portfolio and each Fund pursuant in each case to management agreements (each, a "Management Agreement"). Currently, advisory services for each Fund are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Funds. The Manager manages the securities of each Portfolio and makes investment decisions for a Portfolio, subject to such policies as the Board of Trustees of a Portfolio may determine. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreement.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for such Portfolio. The Management Agreements provide that the Manager may delegate the daily management of the securities of the portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, a Fund's or a Portfolio's independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are, or may be or may become, interested in the Manager, as directors, officers, employees, or otherwise, and directors, officers and employees of the Manager are, or may become, similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or a Fund, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or the Fund or by a vote of a majority of the Portfolio's or Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    For its services under the Management Agreements, with respect to each Fund, the Manager may receive management fees equal on an annual basis of up to 0.35% of the Fund's average daily net assets less the amount, if any, of the Fund's share of the management fees payable by the Portfolio in which it invests.


    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to each Fund, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Fund in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, transfer agency, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the Manager from broker-dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the applicable Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    PREMIUM LIQUID RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $7,886,214. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $9,823,832 and $11,324,457, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $23,989,622. For the fiscal year ended August 31, 2003, the fees paid by Cash Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $34,902,447. For the period from January 1, 2002 to August 31, 2002, the fees paid by Liquid Reserves to Citi Fund Management under its current Management Agreement were $1,631,871. For the fiscal year ended August 31, 2003, the fees paid by Liquid Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $2,803,625. For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $1,768,277 and $598,771, respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $1,404,104 and $815,199, respectively. On December 31, 2001, Liquid Reserves terminated its Administrative Services Agreement with Smith Barney Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement, were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Cash Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    PREMIUM U.S. TREASURY RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $858,454, and $624,623, respectively. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $462,644 and $395,703. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $793,098. For the fiscal year ended August 31, 2003, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management, after waivers, were $1,231,929. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $615,804. For the fiscal year ended August 31, 2003, the fees paid by U.S. Treasury Reserves to Citi Fund Management, were $1,064,444. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $600,666 and $246,452, respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $476,959 and $296,169, respectively. On December 31, 2001, U.S. Treasury Reserves terminated its Administrative Service Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement volntarily waived. On December 31, 2001, U.S. Treasury Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.


    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR


    Citigroup Global Markets Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Citigroup Global Markets. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


    The Funds have each adopted a Service Plan (each a "Service Plan" and collectively, the "Service Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.10% of the Fund's average daily net assets. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Funds do not currently impose any deferred sales charges.

    The Service Plans permit each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. Each Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each Fund separately.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. A Service Plan may be terminated, with respect to each Fund, at any time by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting shares of the Fund. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Fund without the approval of a majority of the outstanding shares of the Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.


    As contemplated by the Service Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the distributor by each fund for the past three fiscal years are set forth below.

    LIQUID RESERVES: For the period from September 1, 2000 to December 31, 2000, all fees payable from Liquid Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and September 1, 2001 to December 31, 2001, all fees payable by Liquid Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, Liquid Reserves paid, after waivers, $940,006 to Salomon Smith Barney under its current Service Plan. For the fiscal year ended August 31, 2003, Liquid Reserves paid $1,589,054 to Citigroup Global Markets under its current Service Plan. For the fiscal years ended August 31, 2001 and 2002 and for the period from September 1, 2001 to December 31, 2001, Liquid Reserves paid, after waivers, $967,782, $1,173,830 and $458,672, respectively, to Service Agents under prior Servicing Agreements. Each Serving Agreement was terminated as of December 31, 2001.

    U.S. TREASURY RESERVES: For the period from September 1, 2000 to December 31, 2000, all fees payable from U.S. Treasury Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2000 to August 31, 2001 and September 1, 2001 to December 31, 2001, all fees payable to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, U.S. Treasury Reserves paid, after waivers, $335,169 to Salomon Smith Barney under its current Service Plan. For the fiscal year ended August 31, 2003, U.S. Treasury Reserves paid $532,222 to Citigroup Global Markets under its current Service Plan. For the fiscal years ended August 31, 2001 and 2002 and for the period from September 1, 2001 to December 31, 2001, U.S. Treasury Reserves paid, after waivers, $294,992, $372,407 and $146,781, respectively, to Service Agents under prior Servicing Agreement. Each Serving Agreement was terminated as of December 31, 2001.

    For the fiscal year ended August 31, 2003, amounts paid by the Distributor for distribution activities were used for the following principal types of activities:


                                          PAYMENTS TO
                            FINANCIAL     UNAFFILIATED     PAYMENTS TO
                            CONSULTANT      SERVICE        AFFILIATED     OPERATIONAL
                           COMPENSATION     AGENTS       SERVICE AGENTS     EXPENSES      MARKETING      PRINTING        TOTAL
                           ------------   ------------   --------------    ----------     ---------      --------        -----

Citi Premium Liquid
  Reserves                     $0              $0           $854,807        $1,359,534      $384,468        $0         $2,598,810
Citi Premium U.S.
  Treasury Reserves            $0              $0           $ 70,694        $  326,103      $318,243        $0         $  715,039

    In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.



CODE OF ETHICS

    The Trust, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Trust and each Portfolio have entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust") pursuant to which Citicorp Trust acts as transfer agent for each Fund and each Portfolio. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Trust and each Portfolio has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial, fund accounting services, and sub-transfer agency services are provided for each Fund and each Portfolio. Among other things, State Street (or its affiliate State Street Canada, Inc.) calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, MA 02110.

                    6. DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or the Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                          7. PORTFOLIO TRANSACTIONS


    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2003. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2003 to the Manager or any affiliate of the Manager.


    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

           8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Funds are each a series of CitiFunds Premium Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. Currently, the Funds are the only two series of shares of the Trust. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Shares of each series of the trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shareholders of all series generally will vote together on all matters except when the trustees determine that only shareholders of particular series are affected by a particular matter or when applicable law requires shareholders to vote separately by series.


    A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.


    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the trust do not have cumulative voting rights. The Funds are not required to hold, and have no present intention of holding, annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non- assessable, except as set forth below.

    With respect to Funds in a master/feeder structure, the master fund (called a Portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do not give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Trust or any Fund or class may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders by a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by the written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of the Portfolio would ever exceed its assets.

    A Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, and 2:00 p.m., Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.


                      9. CERTAIN ADDITIONAL TAX MATTERS


    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.


    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

                10. INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 are the independent auditors for Liquid Reserves and Cash Reserves Portfolio. KPMG LLP, 757 Third Avenue, New York, NY 10017, are the independent accountants for U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio.


    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditor's Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditor's Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2002 and 2003. Fiscal years prior to August 31, 2001 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, D&T resigned as auditors of U.S. Treasury Reserves. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principals. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.


    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

CITI(SM) PREMIUM LIQUID RESERVES CITI(SM) PREMIUM U.S. TREASURY RESERVES

MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902


DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013


TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(CITI PREMIUM LIQUID RESERVES)
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

(CITI PREMIUM U.S. TREASURY RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------

SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citigroup Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23.  Exhibits.

                   ****  a(1)       Amended and Restated Declaration of Trust
                                    of the Registrant
                         a(2)       Certificate of Amendment to the Amended and
                                    Restated Declaration of Trust
                   ****  b          Amended and Restated By-Laws of the
                                    Registrant
                   ****  d          Management Agreement between the Registrant
                                    and Citi Fund Management Inc., as manager
                   ****  e(1)       Distribution Agreement between the
                                    Registrant and Citigroup Global Markets Inc.
                                    (formerly, Salomon Smith Barney Inc.), as
                                    distributor
                         e(2)       Form of Letter Agreement amending Appendix A
                                    to Distribution Agreement between Registrant
                                    and Citigroup Global Markets Inc. (formerly
                                    Salomon Smith Barney Inc.)
                      *  g          Custodian Contract between the Registrant
                                    and State Street Bank and Trust Company
                                    ("State Street"), as custodian
                         h(1)       Form of Sub-Transfer Agency and Service
                                    Agreement between the Registrant and State
                                    Street, as sub-transfer agent
                     **  h(2)       Transfer Agency Agreement with Citicorp
                                    Trust Bank, fsb (formerly, Citi Fiduciary
                                    Trust Company), as transfer agent
                    ***  h(3)       Letter Agreement adding the Funds to the
                                    Transfer Agency Agreement with Citicorp
                                    Trust Bank, fsb (formerly Citi Fiduciary
                                    Trust Company)
                  *****  h(4)       Retirement Plan of the Registrant
                      *  i          Opinion and consent of counsel
                         j          Independent Auditors' Consents
                   ****  m          Service Plan of the Registrant
                     **  p(1)       Code of Ethics of the Registrant,
                                    and Citi Fund Management Inc.
                   ****  p(2)       Code of Ethics of Citigroup Global Markets
                                    Inc. (formerly, Salomon Smith Barney Inc.)
                  *****  q(1)       Powers of Attorney for the trustees of the
                                    Registrant, U.S. Treasury Reserves and Cash
                                    Reserves Portfolio
                  *****  q(2)       Powers of Attorney for Certain officers of
     and filed herewith             the Regstrant
                  *****  q(3)       Powers of Attorney for certain officers of
     and filed herewith             Cash Reserves Portfolio
                  *****  q(4)       Powers of Attorney for certain officers of
     and filed herewith             U.S. Treasury Reserves Portfolio

---------------------
     * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on August 29, 1996.

    ** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on November 1, 2000.

   *** Incorporated herein by reference to Post-Effective Amendement No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-8848) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendement No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 29, 2000.

  **** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No.
        33-38848) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 18, 2001.

 ***** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 23, 2002.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), filed herewith as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which is an indirect wholly-owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27.  Principal Underwriters.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III and CitiFunds Institutional Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

         CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

Item 28.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                           ADDRESS

      Citigroup Global Markets Inc.                  388 Greenwich Street
      (formerly, Salomon Smith Barney Inc.)          New York, NY 10013
      (distributor)

      State Street Bank and Trust Company            225 Franklin Street
      (sub-transfer agent and custodian)             Boston, MA 02110

      Citicorp Trust Bank, fsb                       125 Broad Street
      (transfer agent)                               New York, NY 10004

      Citi Fund Management Inc.                      100 First Stamford Place
      (investment adviser)                           Stamford, CT 06902

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 24th day of December, 2003.

                                             CITIFUNDS PREMIUM TRUST

                                             By: /s/ Rosemary D. Emmens
                                                     -------------------
                                                     Rosemary D. Emmens
                                                     Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                  Title
                  ---------                  -----


     R. Jay Gerken*                          President, Principal Executive
-------------------------------              Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                        Principal Financial Officer and
-------------------------------              Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                        Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
-------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                 Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                    Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                   Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                   Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                    Trustee
-------------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
     --------------------------
       Rosemary D. Emmens
       Executed by Rosemary D.
       Emmens on behalf of those
       indicated pursuant to
       Powers of Attorney.

                                   SIGNATURES

Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 24th day of December, 2003.

                                             CASH RESERVES PORTFOLIO


                                              By: /s/ Rosemary D. Emmens
                                                      -------------------
                                                      Rosemary D. Emmens
                                                      Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                  Title
                  ---------                  -----

     R. Jay Gerken*                          President, Principal Executive
-------------------------------              Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                        Principal Financial Officer and
-------------------------------              Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                        Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
-------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                 Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                    Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                   Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                   Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                    Trustee
-------------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
    -----------------------
       Rosemary D. Emmens
       Executed by Rosemary D.
       Emmens on behalf of those
       indicated pursuant to
       Powers of Attorney.

                                   SIGNATURES

U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 24th day of December, 2003.

                                             U.S. TREASURY RESERVES PORTFOLIO

                                              By: /s/ Rosemary D. Emmens
                                                      -------------------
                                                      Rosemary D. Emmens
                                                      Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                  Title
                  ---------                  -----


     R. Jay Gerken*                          President, Principal Executive
-------------------------------              Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                        Principal Financial Officer and
-------------------------------              Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                        Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
-------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                 Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                    Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                   Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                   Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                    Trustee
-------------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
     ----------------------
       Rosemary D. Emmens
       Executed by Rosemary D.
       Emmens on behalf of those
       indicated pursuant to
       Powers of Attorney.

                                  EXHIBIT INDEX

     Exhibit
     No.:             Description:
     -------          -------------

      a(2)            Certificate of Amendment to the Amended and Restated
                      Declaration of Trust
      e(2)            Form of Letter Agreement amending Appendix A to
                      Distribution Agreement of the Registrant and Citigroup
                      Global Markets Inc. (formerly Salomon Smith Barney Inc.)
      h(1)            Form of Sub-Transfer Agency and Service Agreement between
                      the Registrant and State Street, as sub-transfer agent
      j               Independent Auditors' Consents
      q               Powers of Attorney for certain officers of the Registrant,
                      Cash Reserves Portfolio and U.S. Treasury Reserves
                      Portfolio